Restructuring Costs	12 Months Ended
Mar. 31, 2018
Restructuring Costs [Abstract]
Restructuring Costs
Restructuring Costs

The Company recorded restructuring costs, net of reversals, of $789 million, $238 million and $23 million for fiscal 2018, 2017 and 2016, respectively. The costs recorded during fiscal 2018 were largely the result of implementing the Fiscal 2018 Plan, as described below.

The composition of restructuring liabilities by financial statement line items is as follows:

	As of
(in millions)	March 31, 2018	March 31, 2017
Accrued expenses and other current liabilities	$367	$171
Other long-term liabilities	153	6
Total	$520	$177

Summary of Restructuring Plans

Fiscal 2018 Plan

In June 2017, management approved a post-HPES Merger restructuring plan to optimize the Company's operations in response to a continuing business contraction (the "Fiscal 2018 Plan"). The additional restructuring initiatives are intended to reduce the company's core structure and related operating costs, improve its competitiveness, and facilitate the achievement of acceptable and sustainable profitability. The Fiscal 2018 Plan focuses mainly on optimizing specific aspects of global workforce, increasing the proportion of work performed in low cost offshore locations and re-balancing the pyramid structure. Additionally, this plan included global facility restructuring, including a global data center restructuring program.

Fiscal 2017 Plan

In May 2016, the Company initiated a restructuring plan to realign the Company's cost structure and resources to take advantage of operational efficiencies following recent acquisitions. During the fourth quarter of Fiscal 2017, the Company expanded the plan to strengthen the Company's competitiveness and to optimize the workforce by increasing work performed in low-cost locations (the "Fiscal 2017 Plan"). Total costs incurred to date under the Fiscal 2017 Plan total $216 million, comprising $207 million in employee severance and $9 million of facilities costs.

Fiscal 2016 Plan

In September 2015, the Company initiated a restructuring plan to optimize utilization of facilities and right-size overhead organizations as a result of CSC's separation of its former NPS segment (the "Fiscal 2016 Plan"). No additional costs are expected to be expensed under this plan. Total costs incurred to date under the Fiscal 2016 Plan total $57 million, comprising $24 million in employee severance and $33 million of facilities costs.

Fiscal 2015 Plan

In June 2014, the Company initiated a restructuring plan to optimize the workforce in high cost markets, particularly in Europe, address the Company's labor pyramid and right shore its labor mix (the "Fiscal 2015 Plan"). No additional costs are expected to be expensed under this plan. Total costs incurred to date under the Fiscal 2015 Plan total $228 million, comprising $220 million in employee severance and $8 million of facilities costs.

Acquired Restructuring Liabilities

As a result of the HPES Merger, DXC acquired restructuring liabilities under restructuring plans that were initiated for HPES under plans approved by the HPE Board of Directors.

Restructuring activities, summarized by plan year, were as follows:

	Restructuring Liability as of March 31, 2017	Acquired Balance as of April 1, 2017	Costs Expensed, Net of Reversals(1)	Costs Not Affecting Restructuring Liability(2)	Cash Paid	Other(3)	Restructuring Liability as of March 31, 2018
Fiscal 2018 Plans
Workforce Reductions	$—	n/a	$624	$(10)	$(367)	$10	$257
Facilities Costs	—	n/a	202	(4)	(102)	2	98
Total	$—	n/a	$826	$(14)	$(469)	$12	$355

Fiscal 2017 Plan
Workforce Reductions	$155	n/a	$(32)	$(2)	$(112)	$10	$19
Facilities Costs	6	n/a	—	—	(5)	2	3
Total	$161	n/a	$(32)	$(2)	$(117)	$12	$22

Fiscal 2016 Plan
Workforce Reductions	$8	n/a	$(2)	$1	$(4)	$—	$3
Facilities Costs	5	n/a	—	—	(3)	—	2
Total	$13	n/a	$(2)	$1	$(7)	$—	$5

Fiscal 2015 Plan
Workforce Reductions	$3	n/a	$—	$—	$(2)	$—	$1
Facilities Costs	—	n/a	—	—	—	—	—
Total	$3	n/a	$—	$—	$(2)	$—	$1

Acquired Liabilities
Workforce Reductions	n/a	$255	$—	$(2)	$(152)	$9	$110
Facilities Costs	n/a	70	(3)	(3)	(37)	—	27
Total	n/a	$325	$(3)	$(5)	$(189)	$9	$137

(1) Costs expensed, net of reversals include $34 million, $3 million, and $3 million of costs reversed from the Fiscal 2017 Plan, Fiscal 2016 Plan and Acquired liabilities, respectively.
(2) Pension benefit augmentations recorded as a pension liability and asset impairment.
(3) Foreign currency translation adjustments.

	Restructuring Liability as of April 1, 2016	Costs Expensed, Net of Reversals(1)	Costs Not Affecting Restructuring Liability(2)	Cash Paid	Other(3)	Restructuring Liability as of March 31, 2017
Fiscal 2017 Plan
Workforce Reductions	$—	$239	$(6)	$(79)	$1	$155
Facilities Costs	—	9	—	(3)	—	6
Total	$—	$248	$(6)	$(82)	$1	$161

Fiscal 2016 Plan
Workforce Reductions	$29	$(3)	$—	$(17)	$(1)	$8
Facilities Costs	30	(4)	—	(20)	(1)	5
Total	$59	$(7)	$—	$(37)	$(2)	$13

Fiscal 2015 Plan
Workforce Reductions	$29	$(3)	$—	$(22)	$(1)	$3
Facilities Costs	—	—	—	—	—	—
Total	$29	$(3)	$—	$(22)	$(1)	$3

(1) Costs expensed, net of reversals include $7 million and $3 million of costs reversed from the Fiscal 2016 Plan and Fiscal 2015 Plan, respectively.
(2) Pension benefit augmentations recorded as a pension liability.
(3) Foreign currency translation adjustments.